Expense Example - Pabrai Wagons Fund	Oct. 31, 2025 USD ($)
Pabrai Wagons Fund Retail Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	521
Expense Example, with Redemption, 5 Years	941
Expense Example, with Redemption, 10 Years	2,110
Pabrai Wagons Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	810
Expense Example, with Redemption, 10 Years	$ 1,839